Share based payments	6 Months Ended
Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share based payments	Share-based payments
The Company has an equity incentive plan for the employees, key consultants, board members, senior managers and key outside advisors (“key persons”) of the Company and its subsidiaries. In accordance with the term of the plan, as approved by shareholders, employees may be granted stock options and/or restricted stock units and/or performance stock units.
Stock options
The stock options are granted to key persons of the Company and its subsidiaries. The stock options may be granted to purchase ordinary shares at an exercise price. The stock options have been granted free of charge. Each employee’s stock option converts into one ordinary share of the Company upon exercise. The stock options carry neither rights to dividends nor voting rights. Stock options may be exercised at any time from the date of vesting to the date of their expiry.
The stock options granted vest, in principle, as follows:
•1/3rd of the total stock options granted on the first anniversary of the granting of the stock options; and
•1/36th of the total grant on the first day of each month following the first anniversary of the date of grant of the stock options.
Stock options granted to non-executive directors vest on the third anniversary of the date of grant.
Upon leave of the key persons stock options must be exercised before the later of (i) 90 days after the last working day at argenx, or (ii) March 31 of the 4th year following the date of grant of those stock options, and in any case no later than the expiration date of the option.
No other conditions are attached to stock options.
Below is an overview of the parameters used in relation to the new grant during the six months ended June 30, 2025:

Stock options granted in	March 2025		June 2025 1)
Number of options granted	21,469		593,475
Average Fair value of options (in $) 2)	147.95 - 194.55		177.33 - 195.75
Share price (in $) 2)	547.67 - 584.66		550.61
Exercise price (in $) 2)	596.99		561.74
Expected volatility	32.61 - 33.43%	%	31.56 - 31.61%
Average Expected option life (in years)	4.33 - 6.52		5.34 - 6.35
Risk‑free interest rate	1.91 - 2.43%	%	2.30 - 2.37%
Expected dividends	–%	%	–%

1)In June 2025, the Company granted a total of 593,475 stock options of which 180,620 stock options to Belgian taxed beneficiaries. Belgian taxed beneficiaries can choose between a contractual term of 5 or 10 years. The expected option life ranges between 4.16 and 6.35 years. The fair value per option granted to Belgian taxed beneficiaries at grant date would have ranged from $153.82 to $195.75 depending on the accepted terms of the grant. This estimate will be reassessed once the acceptance period of 60 days has passed and the beneficiaries will have made a choice between a contractual term of 5 or 10 years.
2)Amounts have been converted to USD at the applicable rate prevailing at the grant date.

The total share-based payment expense related to stock options recognized in the unaudited condensed consolidated interim statement of profit or loss totaled $55 million for the six months ended June 30, 2025 compared to $70 million for the six months ended June 30, 2024.
Restricted Stock Units (RSUs)
The RSUs are granted to key persons of the Company and its subsidiaries. The RSUs have been granted free of charge. Each employee’s RSUs converts into one ordinary share of the Company upon vesting. The RSUs carry neither rights to dividends nor voting rights. RSUs once converted into ordinary shares, may be sold at any time from the date of vesting, have no expiry date and may be held by the participant without limitation. The fair value of RSUs is based on the closing sale price of our Company’s common stock on the day prior to the date of issuance. RSUs vest over a period of four years with 1/4th of the total grant vesting at each anniversary of the date of grant.
RSUs granted to non-executive directors prior to the year ended December 31, 2024 vest over a period of four years with 1/4th of the total grant vesting at each anniversary of the date of grant. RSUs granted to non-executive directors as from the year ended December 31, 2024 vest at the one year anniversary of the grant and are subject to a holding period of three years after vesting. The Company has assessed a reduction in fair value associated to RSUs subject to a holding period.
The total share-based payment expense related to RSUs recognized in the unaudited condensed consolidated interim statements of profit or loss totaled $56 million for the six months ended June 30, 2025 compared to $33 million for six months ended June 30, 2024.
Performance Stock Units (PSUs)
The PSUs are granted to key persons of the Company and its subsidiaries. The PSUs have been granted free of charge. Each employee’s PSUs converts into one ordinary share of the Company upon vesting. The PSUs carry neither rights to dividends nor voting rights. PSUs once converted into ordinary shares, may be sold at any time from the date of vesting, have no expiry date and may be held by the participant without limitation. The fair value of PSUs is based on the closing sale price of our Company’s common stock on the day prior to the date of issuance.
PSUs vest at the end of their three-year performance period. Pay-out levels depend upon the achievement of performance measures, subject to threshold, target and maximum levels as determined by the Board. PSUs have a maximum upside payout opportunity of 150% of target.
The Company granted 30,360 units of PSUs on June 30, 2025. This is the first grant of PSUs by the Company.